Long-term investments, net	12 Months Ended
Dec. 31, 2025
Long-term investments, net.
Long-term investments, net

12.Long-term investments, net

The following sets forth the summary of the Group’s long-term investments:

	As of December 31,
	2024	2025
	RMB	RMB
Measurement alternative investments:
Investee A	1,000	1,000
Investee B	4,000	4,000
Investee C	8,000	8,000
Equity method investment:
Investee D	—	330
Total long-term investments	13,000	13,330
Less: impairment	(5,000)	(5,000)
Long-term investments, net	8,000	8,330

In July 2019, the Group acquired 13.34% equity interests of investee A and 20.00% equity interests of investee B for cash consideration of RMB1,000 and RMB4,000, respectively.

In March 2021, the Group acquired 5.00% equity interests of investee C for cash consideration of RMB8,000.

The investments are accounted for under measurement alternative according to ASU 2016-01 as the shares held by the Company were not considered as in-substance common stock and the shares do not have readily determinable fair value. No impairment charge was recognized for the years ended December 31, 2023, 2024 and 2025, respectively.